N-2 - $ / shares	Sep. 28, 2022	Sep. 27, 2022
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Latest Share Price		$ 31.24
Latest Premium (Discount) to NAV [Percent]		(1.01%)
Latest NAV		$ 31.56